Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
Note 3 - Cash and Cash Equivalents
At December 31, 2023 and 2022, the Company classified had the following cash and cash equivalents:

	As at December 31,
	2023	2022
Cash	$20,100	$15,508
Demand deposits	577	1,330
Total cash and cash equivalents	$20,677	$16,838
The Company had demand deposits of $577 (December 31, 2022 - $1,330) held by wholly-owned subsidiaries of the Company, which the full amount is for use and credit to the Company's exploration venture partners in the USA, Sweden, Norway, and Finland pursuant to expenditure requirements for ongoing property agreements.